GOODWILL (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Changes in the carrying amount of goodwill
Balance at beginning of year	¥ 60,911		¥ 59,372
Business combination (Note 2)	1,303		1,533
Other	54		6
Balance at end of year	¥ 62,268	$ 8,904	¥ 60,911